WARRANT LIABILITIES	6 Months Ended
Jun. 30, 2026
WARRANT LIABILITIES
WARRANT LIABILITIES

11. WARRANT LIABILITIES

In July and September 2025, the Company issued warrants to a consultant at nil cash consideration as compensation for the consultant’s services in the field of investor relations and business development services. The warrants allowed the holder to subscribe for and purchase from the Company up to 1,000,000 shares of ordinary shares of the Company at an exercise price of US$4.0 per ordinary share (US$5.0 per ADS). The warrants are exercisable, in whole or in part, at any time from the initial exercise dates until the earlier of (i) the termination dates, or (ii) the occurrence of a fundamental transaction, which refers to events such as mergers, sales of substantially all assets, change of control transactions, or major recapitalizations that fundamentally alter the Company’s structure or ownership. The warrants shall be automatically exercised on the termination dates or immediately prior to the consummation of a fundamental transaction.

The warrants are freestanding instruments and classified as liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity. The warrants are initially recognized at fair value, with subsequent changes in fair value recorded currently in earnings. The Company recognized losses from the increase in fair value of the warrants of US$973,556 for the six months ended June 30, 2026.

The following table summarizes the activities in warrants for the six months ended June 30, 2026:

			Weighted Average
	Number of Warrants	Exercise Price	Remaining Life
		US$per	Years
		Ordinary Share
Outstanding at December 31, 2025	1,000,000	4.00	2.59
Granted	—	—	—
Exercised	—	—	—
Outstanding at June 30, 2026	1,000,000	4.00	2.10
Exercisable at June 30, 2026	1,000,000	4.00	2.10

The Company has measured the warrant liabilities at fair values on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2025 and six months ended June 30, 2026. The Group used the binomial option pricing model to estimate the fair value of warrant liabilities as of December 31, 2025 and June 30, 2026 using the following assumptions:

	For the year	For the six months
	ended	ended
	December 31,	June 30,
	2025	2026
Risk-free interest rate	3.51% - 3.52%	4.14%
Exercise price per ordinary share	US$4.00	US$4.00
Expected volatility range	59.60% - 60.05%	67.73% - 68.46%
Term of warrants	2.5 - 2.7 years	2.0 - 2.2 years
Dividend yield	0%	0%